Service and Fee Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Service and Fee Income [Abstract]
Installment fees	$ 7,322	$ 7,053	$ 14,205	$ 17,063
Commission revenue	14,878	10,527	29,738	16,816
General agent fees	7,842	4,967	15,167	9,419
Late payment fees	2,987	2,863	5,485	5,444
Finance and processing fees	3,369	3,826	6,509	5,451
Other	2,088	2,170	4,088	4,475
Total	$ 38,486	$ 31,406	$ 75,192	$ 58,668